Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	$ 277,311	$ 269,371
Total loans	280,432	273,207
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	91,958	87,928
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	97,561	93,386
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	40,463	43,098
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	59,783	57,274
Other Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	57,324	53,864
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	5,603	5,458
Commercial Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	29,367	31,592
Construction and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	11,096	11,506
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	46,685	43,632
Home Equity Loans, First Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	13,098	13,642
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	22,180	21,749
Retail Leasing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	7,988	6,316
Home Equity and Second Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	16,327	16,369
Revolving Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	3,183	3,282
Installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	8,989	8,087
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	18,934	17,571
Student [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	1,903	2,239
Total Loans, Excluding Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	277,311	269,371
Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 3,121	$ 3,836